INVENTORIES (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	A summary of inventories is as follows:
As of:	(Unaudited) March 31, 2022	December 31, 2021
Raw materials	$-	$97,636
Work in process	-	-
Finished goods	778,186	-
Inventory	$778,186	$97,636

A summary of inventories is as follows:

As of December 31, 2021
Raw materials	$97,636
Work in process	-
Finished goods	-
Inventories, at cost	$97,636
Less: reserve for obsolescence	-
Inventories, net	97,636